Annual Maturities of Long-Term Debt Excluding Market Value Adjustments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Debt Instrument [Line Items]
2014	¥ 130,480
2015	119,162
2016	112,345
2017	69,659
2018	41,185
2019 and thereafter	623
Total	¥ 473,454